Distribution Date:	11/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2015-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	9		partnership
Current Mortgage Loan and Property Stratification	10-14		Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 1)	15-17
		Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	18-20
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	21		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	26-27
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764XBE4	1.548000%	33,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764XBF1	2.933000%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764XBG9	3.150000%	72,200,000.00	15,701,892.11	1,039,116.48	41,217.47	0.00	0.00	1,080,333.95	14,662,775.63	36.10%	30.00%
A-3	61764XBH7	3.077000%	205,000,000.00	172,427,990.83	0.00	442,134.11	0.00	0.00	442,134.11	172,427,990.83	36.10%	30.00%
A-4	61764XBJ3	3.338000%	274,274,000.00	274,274,000.00	0.00	762,938.84	0.00	0.00	762,938.84	274,274,000.00	36.10%	30.00%
A-S	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00	27.20%	22.63%
B	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00	21.77%	18.13%
C	61764XBP9	4.263435%	53,364,000.00	53,364,000.00	0.00	189,594.97	0.00	0.00	189,594.97	53,364,000.00	14.38%	12.00%
D	61764XAN5	4.263435%	41,384,000.00	41,384,000.00	0.00	269,684.53	0.00	0.00	269,684.53	41,384,000.00	8.65%	7.25%
E	61764XAQ8	3.012000%	19,604,000.00	19,604,000.00	0.00	492,060.40	0.00	0.00	492,060.40	19,604,000.00	5.93%	5.00%
F	61764XAS4	3.012000%	8,712,000.00	8,712,000.00	0.00	238,819.95	0.00	0.00	238,819.95	8,712,000.00	4.73%	4.00%
G	61764XAU9	3.012000%	11,980,000.00	11,980,000.00	0.00	576,607.55	0.00	0.00	576,607.55	11,980,000.00	3.07%	2.63%
H	61690RBS5	3.012000%	22,870,589.00	22,139,227.76	0.00	80,099.90	0.00	0.00	80,099.90	22,139,227.76	0.00%	0.00%
555-A	61764XBA2	3.143333%	11,700,000.00	11,700,000.00	0.00	31,669.08	0.00	0.00	31,669.08	11,700,000.00	61.00%	61.00%
555-B	61764XBC8	3.143333%	18,300,000.00	18,300,000.00	0.00	49,533.69	0.00	0.00	49,533.69	18,300,000.00	0.00%	0.00%
V	61764XAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764XAY1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			901,249,591.00	753,048,110.70	1,039,116.48	3,495,826.47	0.00	0.00	4,534,942.95	752,008,994.22

X-A	61764XBK0	0.978182%	674,129,000.00	526,658,882.94	0.00	429,306.96	0.00	0.00	429,306.96	525,619,766.46
X-B	61764XAA3	0.409435%	39,206,000.00	39,206,000.00	0.00	13,376.94	0.00	0.00	13,376.94	39,206,000.00
X-E	61764XAG0	1.251435%	19,604,000.00	19,604,000.00	0.00	20,444.28	0.00	0.00	20,444.28	19,604,000.00
X-FG	61764XAJ4	1.251435%	20,692,000.00	20,692,000.00	0.00	21,578.92	0.00	0.00	21,578.92	20,692,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61690RBQ9	1.251435%	22,870,589.00	22,139,227.76	0.00	23,088.18	0.00	0.00	23,088.18	22,139,227.76
Notional SubTotal			776,501,589.00	628,300,110.70	0.00	507,795.28	0.00	0.00	507,795.28	627,260,994.22

Deal Distribution Total					1,039,116.48	4,003,621.75	0.00	0.00	5,042,738.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764XBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764XBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764XBG9	217.47773006	14.39219501	0.57087909	0.00000000	0.00000000	0.00000000	0.00000000	14.96307410	203.08553504
A-3	61764XBH7	841.11215039	0.00000000	2.15675176	0.00000000	0.00000000	0.00000000	0.00000000	2.15675176	841.11215039
A-4	61764XBJ3	1,000.00000000	0.00000000	2.78166665	0.00000000	0.00000000	0.00000000	0.00000000	2.78166665	1,000.00000000
A-S	61764XBL8	1,000.00000000	0.00000000	3.04333328	0.00000000	0.00000000	0.00000000	0.00000000	3.04333328	1,000.00000000
B	61764XBM6	1,000.00000000	0.00000000	3.21166658	0.00000000	0.00000000	0.00000000	0.00000000	3.21166658	1,000.00000000
C	61764XBP9	1,000.00000000	0.00000000	3.55286279	0.00000000	0.00000000	0.00000000	0.00000000	3.55286279	1,000.00000000
D	61764XAN5	1,000.00000000	0.00000000	6.51663759	(2.96377489)	0.00000000	0.00000000	0.00000000	6.51663759	1,000.00000000
E	61764XAQ8	1,000.00000000	0.00000000	25.10000000	(22.59000000)	0.00000000	0.00000000	0.00000000	25.10000000	1,000.00000000
F	61764XAS4	1,000.00000000	0.00000000	27.41275826	(24.90275826)	0.00000000	0.00000000	0.00000000	27.41275826	1,000.00000000
G	61764XAU9	1,000.00000000	0.00000000	48.13084725	(45.62084725)	0.00000000	0.00000000	0.00000000	48.13084725	1,000.00000000
H	61690RBS5	968.02175755	0.00000000	3.50231033	(1.07257579)	114.04218929	0.00000000	0.00000000	3.50231033	968.02175755
555-A	61764XBA2	1,000.00000000	0.00000000	2.70675897	0.00000000	0.00029915	0.00000000	0.00000000	2.70675897	1,000.00000000
555-B	61764XBC8	1,000.00000000	0.00000000	2.70675902	0.00000000	0.00033716	0.00000000	0.00000000	2.70675902	1,000.00000000
V	61764XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764XBK0	781.24347557	0.00000000	0.63683206	0.00000000	0.00000000	0.00000000	0.00000000	0.63683206	779.70205474
X-B	61764XAA3	1,000.00000000	0.00000000	0.34119625	0.00000000	0.00000000	0.00000000	0.00000000	0.34119625	1,000.00000000
X-E	61764XAG0	1,000.00000000	0.00000000	1.04286268	0.00000000	0.00000000	0.00000000	0.00000000	1.04286268	1,000.00000000
X-FG	61764XAJ4	1,000.00000000	0.00000000	1.04286294	0.00000000	0.00000000	0.00000000	0.00000000	1.04286294	1,000.00000000
X-H	61690RBQ9	968.02175755	0.00000000	1.00951401	0.00000000	0.00000000	0.00000000	0.00000000	1.00951401	968.02175755

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	41,217.47	0.00	41,217.47	0.00	0.00	0.00	41,217.47	0.00
A-3	10/01/23 - 10/30/23	30	0.00	442,134.11	0.00	442,134.11	0.00	0.00	0.00	442,134.11	0.00
A-4	10/01/23 - 10/30/23	30	0.00	762,938.84	0.00	762,938.84	0.00	0.00	0.00	762,938.84	0.00
X-A	10/01/23 - 10/30/23	30	0.00	429,306.96	0.00	429,306.96	0.00	0.00	0.00	429,306.96	0.00
X-B	10/01/23 - 10/30/23	30	0.00	13,376.94	0.00	13,376.94	0.00	0.00	0.00	13,376.94	0.00
X-E	10/01/23 - 10/30/23	30	0.00	20,444.28	0.00	20,444.28	0.00	0.00	0.00	20,444.28	0.00
X-FG	10/01/23 - 10/30/23	30	0.00	21,578.92	0.00	21,578.92	0.00	0.00	0.00	21,578.92	0.00
X-H	10/01/23 - 10/30/23	30	0.00	23,088.18	0.00	23,088.18	0.00	0.00	0.00	23,088.18	0.00
A-S	10/01/23 - 10/30/23	30	0.00	195,549.38	0.00	195,549.38	0.00	0.00	0.00	195,549.38	0.00
B	10/01/23 - 10/30/23	30	0.00	125,916.60	0.00	125,916.60	0.00	0.00	0.00	125,916.60	0.00
C	10/01/23 - 10/30/23	30	0.00	189,594.97	0.00	189,594.97	0.00	0.00	0.00	189,594.97	0.00
D	10/01/23 - 10/30/23	30	122,652.86	147,031.67	0.00	147,031.67	(122,652.86)	0.00	0.00	269,684.53	0.00
E	10/01/23 - 10/30/23	30	442,854.36	49,206.04	0.00	49,206.04	(442,854.36)	0.00	0.00	492,060.40	0.00
F	10/01/23 - 10/30/23	30	216,952.83	21,867.12	0.00	21,867.12	(216,952.83)	0.00	0.00	238,819.95	0.00
G	10/01/23 - 10/30/23	30	546,537.75	30,069.80	0.00	30,069.80	(546,537.75)	0.00	0.00	576,607.55	0.00
H	10/01/23 - 10/30/23	30	2,632,742.48	55,569.46	0.00	55,569.46	(24,530.44)	0.00	0.00	80,099.90	2,608,212.04
555-A	10/01/23 - 10/31/23	31	3.50	31,669.08	0.00	31,669.08	0.00	0.00	0.00	31,669.08	3.50
555-B	10/01/23 - 10/31/23	31	6.17	49,533.69	0.00	49,533.69	0.00	0.00	0.00	49,533.69	6.17
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,961,749.95	2,650,093.51	0.00	2,650,093.51	(1,353,528.24)	0.00	0.00	4,003,621.75	2,608,221.71

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764XBP9	4.263435%	53,364,000.00	53,364,000.00	0.00	189,594.97	0.00	0.00	189,594.97	53,364,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,825,000.03	156,825,000.00	0.00	511,060.95	0.00	0.00	511,060.95	156,825,000.00

Exchangeable Certificate Details
PST	61764XBN4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

		Additional Information

	Total Available Distribution Amount (1)	5,042,738.23
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	6
	Aggregate Unpaid Principal Balance	89,595,906.35
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,667,722.57	Master Servicing Fee	13,372.06
Interest Reductions due to Nonrecoverability Determination	(36,850.22)	Certificate Administrator Fee	2,864.07
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	324.23
ARD Interest	0.00	Trust Advisor Fee	775.58
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,630,872.35	Total Fees	17,335.95

Principal		Expenses/Reimbursements
Scheduled Principal	1,039,116.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(1,409,379.76)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,294.43
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,039,116.48	Total Expenses/Reimbursements	(1,390,085.33)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,003,621.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,039,116.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,042,738.23
Total Funds Collected	3,669,988.83	Total Funds Distributed	3,669,988.85

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	723,048,110.70	723,048,110.70	Beginning Certificate Balance	753,048,110.70
(-) Scheduled Principal Collections	1,039,116.48	1,039,116.48	(-) Principal Distributions	1,039,116.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	722,008,994.22	722,008,994.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	724,749,417.23	724,749,417.23	Ending Certificate Balance	752,008,994.22
Ending Actual Collateral Balance	723,739,354.90	723,739,354.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	72,377,787.09	10.02%	14	4.2945	NAP	Defeased	11	72,377,787.09	10.02%	14	4.2945	NAP
10,000,000 or less	32	160,446,823.31	22.22%	15	4.3169	1.900178	1.30 or less	9	96,114,097.51	13.31%	14	4.3002	0.789363
10,000,001 to 20,000,000	7	96,805,119.94	13.41%	14	4.2201	1.146561	1.31 to 1.40	1	6,577,670.13	0.91%	14	4.3850	1.320000
20,000,001 to 30,000,000	4	101,911,005.30	14.11%	39	4.1056	2.340616	1.41 to 1.50	4	30,870,838.52	4.28%	14	4.3016	1.465449
30,000,001 to 40,000,000	1	38,200,000.00	5.29%	14	4.0000	2.760000	1.51 to 1.60	3	14,409,527.54	2.00%	5	4.6588	1.572250
40,000,001 to 50,000,000	3	136,479,366.04	18.90%	15	4.3384	2.165593	1.61 to 1.70	4	20,087,708.28	2.78%	15	4.3383	1.652231
50,000,001 to 60,000,000	2	115,788,892.54	16.04%	12	3.6552	1.921527	1.71 to 1.80	3	58,168,799.38	8.06%	17	4.2628	1.754665
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	2	62,725,563.18	8.69%	12	3.2065	1.880435
Totals	60	722,008,994.22	100.00%	18	4.1530	1.924901	1.91 to 2.00	2	65,514,758.10	9.07%	12	4.2135	1.961764
							2.01 to 2.10	4	37,115,324.22	5.14%	14	4.2178	2.051444
							2.11 to 2.30	6	32,833,459.15	4.55%	15	4.3301	2.229444
							2.31 to 2.40	1	45,898,363.14	6.36%	15	4.4500	2.350000
							2.41 to 2.60	1	41,581,002.90	5.76%	15	4.3784	2.440000
							2.61 to 2.70	4	62,500,000.00	8.66%	16	3.8525	2.629620
							2.71 to 4.80	5	75,234,095.08	10.42%	47	4.0876	2.933489
							4.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	60	722,008,994.22	100.00%	18	4.1530	1.924901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	26	72,377,787.09	10.02%	14	4.2945	NAP	Washington	1	2,381,702.44	0.33%	134	4.4500	2.720000
Alabama	1	22,384,963.41	3.10%	13	4.4500	1.230000	Washington, DC	1	60,000,000.00	8.31%	12	3.1663	1.880000
Arizona	3	15,932,191.33	2.21%	33	4.2797	2.277171	West Virginia	1	9,725,865.56	1.35%	14	4.4000	1.936382
California	8	194,615,760.74	26.95%	14	4.0511	2.135610	Totals	92	722,008,994.22	100.00%	18	4.1530	1.924901
Florida	6	89,550,647.86	12.40%	17	4.2334	2.153483
									Property Type³
Georgia	1	5,084,594.32	0.70%	14	4.3675	2.220000
Illinois	1	2,599,221.15	0.36%	14	4.5000	1.520000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	3,922,421.13	0.54%	14	4.3500	1.430000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	8,025,943.28	1.11%	15	4.4500	2.350000	Defeased	26	72,377,787.09	10.02%	14	4.2945	NAP
Maryland	3	14,208,996.02	1.97%	6	4.4737	1.602846	Industrial	4	19,131,636.04	2.65%	8	4.3662	2.048411
Michigan	6	34,752,196.53	4.81%	15	4.4277	1.490713	Lodging	7	79,168,354.90	10.97%	15	4.3644	2.283093
Minnesota	1	2,044,172.61	0.28%	15	4.0900	2.300000	Mixed Use	6	46,404,939.71	6.43%	14	4.2918	1.971527
Missouri	1	1,613,689.92	0.22%	134	4.4500	2.720000	Mobile Home Park	2	6,826,828.05	0.95%	15	4.1100	1.627550
Nevada	1	2,561,741.99	0.35%	14	5.2000	2.180000	Multi-Family	4	56,093,273.42	7.77%	15	4.3770	2.101260
New Jersey	1	6,650,401.40	0.92%	15	4.2000	1.130000	Office	8	174,578,473.17	24.18%	13	3.8888	1.767987
New York	6	34,295,355.71	4.75%	28	4.1806	1.350125	Other	2	10,720,837.96	1.48%	14	4.2834	1.430000
North Carolina	4	54,184,437.17	7.50%	18	4.3677	2.428120	Retail	22	235,930,821.99	32.68%	15	4.1056	1.936962
North Dakota	1	2,243,632.91	0.31%	134	4.4500	2.720000	Self Storage	11	20,776,041.89	2.88%	134	4.4500	2.720000
Ohio	1	1,944,038.61	0.27%	14	4.5260	1.690000	Totals	92	722,008,994.22	100.00%	18	4.1530	1.924901
Oklahoma	1	1,445,291.60	0.20%	15	4.3000	1.488955
Oregon	1	3,747,737.46	0.52%	15	4.1400	2.250000
Pennsylvania	2	8,653,728.76	1.20%	40	4.2890	1.706569
Rhode Island	1	2,968,498.96	0.41%	134	4.4500	2.720000
Texas	10	49,672,359.43	6.88%	17	4.2888	1.538855
Utah	1	14,421,616.83	2.00%	15	4.4500	2.350000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	72,377,787.09	10.02%	14	4.2945	NAP	Defeased	11	72,377,787.09	10.02%	14	4.2945	NAP
	3.500% or less	2	66,162,287.84	9.16%	12	3.1946	2.133338	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	118,773,594.12	16.45%	15	3.9137	2.375960	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	35	446,916,446.12	61.90%	20	4.3082	1.846631	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	3	12,748,337.68	1.77%	4	4.7103	1.513559	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	5,030,541.37	0.70%	43	5.1755	1.978788	49 months or greater	49	649,631,207.13	89.98%	18	4.1373	1.967097
	Totals	60	722,008,994.22	100.00%	18	4.1530	1.924901	Totals	60	722,008,994.22	100.00%	18	4.1530	1.924901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	72,377,787.09	10.02%	14	4.2945	NAP	Defeased	11	72,377,787.09	10.02%	14	4.2945	NAP
	60 months or less	47	626,386,365.86	86.76%	14	4.1229	1.942901	Interest Only	9	222,530,000.00	30.82%	14	3.7930	2.214467
61 months to 84 months		1	2,468,799.38	0.34%	74	5.1500	1.770000	300 months or less	39	406,325,165.24	56.28%	14	4.3098	1.793123
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	701,232,952.33	97.12%	14	4.1442	1.901344	Totals	59	701,232,952.33	97.12%	14	4.1442	1.901344
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	72,377,787.09	10.02%	14	4.2945	NAP	300 months or less	1	20,776,041.89	2.88%	134	4.4500	2.720000
Underwriter's Information		9	154,991,586.71	21.47%	14	4.0761	2.154282	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	494,639,620.42	68.51%	19	4.1564	1.908443	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	20,776,041.89	2.88%	134	4.4500	2.720000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	722,008,994.22	100.00%	18	4.1530	1.924901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10096311	1	RT	Palm Desert	CA	Actual/360	3.853%	97,449.52	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	10/01/23
1A	10096412	1				Actual/360	3.853%	97,449.52	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	10/01/23
1B	10096413	1				Actual/360	3.853%	6,220.18	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	10/01/23
1C	10096414	1				Actual/360	3.853%	6,220.18	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	10/01/23
2	10096312	1	OF	Washington	DC	Actual/360	3.166%	163,593.89	0.00	0.00	N/A	11/04/24	--	60,000,000.00	60,000,000.00	11/04/23
3	10096313	1	OF	Irvine	CA	Actual/360	4.181%	201,186.70	91,558.62	0.00	N/A	11/10/24	--	55,880,451.16	55,788,892.54	11/10/23
4	10096314	1	LO	Various	Various	Actual/360	4.450%	176,264.23	100,277.37	0.00	N/A	02/01/25	--	45,998,640.51	45,898,363.14	11/01/23
5	10096315	1	RT	Miami	FL	Actual/360	4.200%	177,216.67	0.00	0.00	N/A	01/01/25	--	49,000,000.00	49,000,000.00	11/01/23
6	10096316	1	MF	Raleigh	NC	Actual/360	4.378%	156,982.37	55,604.76	0.00	N/A	02/01/25	--	41,636,607.66	41,581,002.90	11/01/23
7	10096317	1	RT	Lakewood	CA	Actual/360	4.000%	131,577.78	0.00	0.00	N/A	01/01/25	--	38,200,000.00	38,200,000.00	11/01/23
8	10096318	1	SS	Various	Various	Actual/360	4.450%	80,054.20	115,231.42	0.00	N/A	01/01/35	--	20,891,273.31	20,776,041.89	11/01/23
10	10096320	1	OF	Hoover	AL	Actual/360	4.450%	85,911.02	34,729.62	0.00	N/A	12/06/24	--	22,419,693.03	22,384,963.41	11/06/23
11	10096321	1	MU	Plano	TX	Actual/360	4.145%	63,243.01	29,061.35	0.00	N/A	12/01/24	--	17,718,576.08	17,689,514.73	11/01/23
12	10096322	1	RT	Greece	NY	Actual/360	4.200%	62,929.65	29,861.36	0.00	N/A	02/01/25	--	17,399,902.15	17,370,040.79	08/01/20
13	10096323	1	RT	Various	Various	Actual/360	4.300%	53,643.99	28,009.80	0.00	N/A	02/01/25	--	14,487,498.25	14,459,488.45	11/01/23
14	10096324	1	OF	Chandler	AZ	Actual/360	4.250%	49,751.17	26,499.51	0.00	N/A	02/06/25	--	13,594,246.58	13,567,747.07	11/06/23
15	10096325	1	SS	Various	Various	Actual/360	4.300%	51,267.81	21,948.42	0.00	N/A	01/06/25	--	13,845,771.18	13,823,822.76	11/06/23
16	10096326	1	LO	Romulus	MI	Actual/360	4.500%	44,870.27	25,052.30	0.00	N/A	02/06/25	--	11,579,424.96	11,554,372.66	11/06/23
17	10096327	1	RT	Walnut Creek	CA	Actual/360	3.990%	41,359.37	23,013.89	0.00	N/A	01/01/25	--	12,037,652.05	12,014,638.16	11/01/23
18	10096328	1	LO	Morgantown	WV	Actual/360	4.400%	0.00	0.00	0.00	N/A	01/01/25	--	9,725,865.56	9,725,865.56	10/01/20
19	10096329	1	OF	Sugar Land	TX	Actual/360	4.185%	36,643.39	18,809.55	0.00	N/A	01/01/25	--	10,168,127.63	10,149,318.08	11/01/23
20	10096330	1	OF	Chandler	AZ	Actual/360	4.305%	36,776.19	15,711.31	0.00	N/A	01/06/25	--	9,920,519.07	9,904,807.76	11/06/23
21	10096331	1	MF	Pueblo	CO	Actual/360	4.350%	31,651.42	23,744.62	0.00	N/A	02/01/25	--	8,449,768.53	8,426,023.91	11/01/23
22	10096332	1	MF	Sacramento	CA	Actual/360	4.400%	31,631.10	18,444.99	0.00	N/A	01/01/25	--	8,348,383.03	8,329,938.04	11/01/23
24	10096334	1	RT	La Plata	MD	Actual/360	4.120%	32,601.17	14,987.13	0.00	N/A	02/01/25	--	9,189,180.65	9,174,193.52	11/01/23
28	10096338	1	RT	Various	Various	Actual/360	4.350%	22,588.82	33,810.86	0.00	N/A	12/01/24	--	6,030,386.98	5,996,576.12	11/01/23
29	10096339	1	IN	Owings Mills	MD	Actual/360	4.810%	30,647.57	17,152.00	0.00	08/01/23	02/01/25	--	7,399,319.97	7,382,167.97	11/01/23
30	10096340	1	MU	Ann Arbor	MI	Actual/360	4.400%	24,194.87	21,194.30	0.00	N/A	02/01/25	--	6,385,743.92	6,364,549.62	11/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 32

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	10096341	1	MH	Various	MD	Actual/360	4.110%	24,216.83	15,694.91	0.00	N/A	02/01/25	--	6,842,522.96	6,826,828.05	11/01/23
32	10096342	1	MU	Charlotte	NC	Actual/360	4.300%	26,659.44	13,920.02	0.00	N/A	02/01/25	--	7,199,847.57	7,185,927.55	10/01/23
33	10096343	1	98	Lansdowne	PA	Actual/360	4.245%	24,907.37	15,407.70	0.00	N/A	01/01/25	--	6,813,824.53	6,798,416.83	11/01/23
34	10096344	1	IN	Bronx	NY	Actual/360	3.850%	20,158.10	21,409.09	0.00	N/A	02/01/25	--	6,080,365.05	6,058,955.96	11/01/23
35	10096345	1	OF	Various	MI	Actual/360	4.385%	24,892.22	14,597.93	0.00	N/A	01/06/25	--	6,592,268.06	6,577,670.13	11/06/23
36	10096346	1	RT	Paramus	NJ	Actual/360	4.200%	24,103.06	14,040.28	0.00	N/A	02/01/25	--	6,664,441.68	6,650,401.40	11/01/23
37	10096347	1	LO	Dania	FL	Actual/360	3.470%	18,459.69	15,540.56	0.00	N/A	02/01/25	--	6,177,828.40	6,162,287.84	11/01/23
39	10096349	1	OF	Fort Lauderdale	FL	Actual/360	4.430%	23,358.58	13,389.26	0.00	N/A	02/01/25	--	6,123,271.20	6,109,881.94	11/01/23
40	10096350	1	LO	Kalamazoo	MI	Actual/360	4.308%	21,666.21	13,007.68	0.00	N/A	02/06/25	--	5,840,473.38	5,827,465.70	11/06/23
41	10096351	1	MU	Hermosa Beach	CA	Actual/360	4.395%	25,356.71	0.00	0.00	N/A	01/01/25	--	6,700,000.00	6,700,000.00	11/01/23
42	10096352	1	IN	Arlington	TX	Actual/360	4.340%	21,307.86	11,011.64	0.00	N/A	01/06/25	--	5,701,523.75	5,690,512.11	11/06/23
43	10096353	1	RT	Orland	CA	Actual/360	4.120%	21,747.88	0.00	0.00	N/A	02/01/25	--	6,130,000.00	6,130,000.00	11/01/23
44	10096354	1	MF	Tampa	FL	Actual/360	4.445%	19,558.43	11,213.28	0.00	N/A	01/01/25	--	5,109,789.14	5,098,575.86	11/01/23
45	10096355	1	RT	Marietta	GA	Actual/360	4.367%	19,165.22	11,314.09	0.00	N/A	01/01/25	--	5,095,908.41	5,084,594.32	11/01/23
46	10096356	1	MU	Mammoth Lakes	CA	Actual/360	4.350%	18,796.40	10,325.59	0.00	N/A	02/06/25	--	5,017,948.37	5,007,622.78	11/06/23
47	10096357	1	RT	Templeton	CA	Actual/360	4.500%	19,223.63	8,644.06	0.00	N/A	02/01/25	--	4,960,936.06	4,952,292.00	11/01/23
48	10096358	1	MF	Swansea	IL	Actual/360	4.300%	18,078.23	8,273.67	0.00	N/A	01/01/25	--	4,882,343.98	4,874,070.31	11/01/23
49	10096359	1	MU	Macomb	MI	Actual/360	4.500%	17,196.46	9,657.86	0.00	N/A	01/06/25	--	4,437,796.28	4,428,138.42	11/06/23
50	10096360	1	MF	Fairview Heights	IL	Actual/360	4.300%	17,823.61	8,157.14	0.00	N/A	01/01/25	--	4,813,578.35	4,805,421.21	11/01/23
51	10096361	1	MF	Rochester	NY	Actual/360	4.250%	15,545.90	9,543.03	0.00	N/A	02/01/25	--	4,247,836.90	4,238,293.87	11/01/23
52	10096362	1	RT	Hillsboro	OR	Actual/360	4.140%	13,406.45	12,837.83	0.00	N/A	02/01/25	--	3,760,575.29	3,747,737.46	11/01/23
53	10096363	1	MU	Raleigh	NC	Actual/360	4.350%	15,150.43	7,798.69	0.00	N/A	01/06/25	--	4,044,608.08	4,036,809.39	11/06/23
54	10096364	1	98	Lafayette	IN	Actual/360	4.350%	14,719.20	7,066.29	0.00	N/A	01/01/25	--	3,929,487.42	3,922,421.13	11/01/23
55	10096365	1	RT	San Antonio	TX	Actual/360	4.600%	13,578.82	5,901.67	0.00	N/A	01/01/25	--	3,428,032.77	3,422,131.10	11/01/23
56	10096366	1	RT	Las Vegas	NV	Actual/360	5.200%	11,493.33	5,007.45	0.00	N/A	01/01/25	--	2,566,749.44	2,561,741.99	11/01/23
57	10096367	1	MF	Lubbock	TX	Actual/360	4.107%	9,257.01	5,251.13	0.00	N/A	01/01/25	--	2,617,500.73	2,612,249.60	11/01/23
58	10096368	1	RT	Palm Harbor	FL	Actual/360	4.090%	9,615.05	4,477.41	0.00	N/A	02/01/25	--	2,730,040.59	2,725,563.18	11/01/23
59	10096369	1	MF	Belleville	IL	Actual/360	4.300%	9,845.42	4,505.85	0.00	N/A	01/01/25	--	2,658,929.11	2,654,423.26	11/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

							Mortgage Loan Detail (Part 1)

			Prop										Original	Adjusted	Beginning	Ending	Paid
			Type				Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City		State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
60	10096370	1	RT	Garland		TX	Actual/360	5.150%	10,970.01	4,864.75	0.00	N/A	01/01/30	--	2,473,664.13	2,468,799.38	11/01/23
61	10096371	1	RT	Marion		IL	Actual/360	4.500%	10,087.38	3,973.14	0.00	N/A	01/01/25	--	2,603,194.29	2,599,221.15	11/01/23
62	10096372	1	MF	Cleveland Heights		OH	Actual/360	4.526%	7,593.13	4,223.25	0.00	N/A	01/06/25	--	1,948,261.86	1,944,038.61	11/06/23
63	10096373	1	RT	Northfield		MN	Actual/360	4.090%	7,211.29	3,358.05	0.00	N/A	02/01/25	--	2,047,530.66	2,044,172.61	11/01/23
Totals									2,549,075.41	1,039,116.48	0.00				723,048,110.70	722,008,994.22
1 Property Type Codes
HC - Health Care		MU - Mixed Use			WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging			RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial			OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	0.00	--	--	01/11/23	12,874,311.90	42,598.77	54,597.80	54,597.80	1,015,252.93	0.00
1A	1	0.00	0.00	--	--	01/11/23	12,874,311.90	42,598.77	54,597.80	54,597.80	0.00	0.00
1B	1	0.00	0.00	--	--	02/11/22	1,875,000.00	6,204.03	0.00	0.00	0.00	0.00
1C	1	0.00	0.00	--	--	02/11/22	1,875,000.00	6,204.03	0.00	0.00	0.00	0.00
2	1	16,860,812.00	9,099,162.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	8,077,422.00	8,872,047.27	07/01/22	06/30/23	11/12/21	0.00	0.00	0.00	0.00	0.00	0.00
5	1	3,283,019.55	1,899,965.92	01/01/23	06/30/23	01/11/21	0.00	0.00	0.00	0.00	76,095.87	0.00
6	1	5,171,244.36	3,203,204.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,052,001.00	2,243,195.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	6,649,680.22	3,250,102.99	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,380,259.61	512,660.79	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,426,659.49	594,815.28	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	409,868.22	01/01/23	06/30/23	06/12/23	9,536,213.55	921,212.39	57,832.63	2,113,471.41	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	1,947,099.22	1,020,096.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	980,470.63	1,094,933.19	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	(348,880.39)	(181,380.90)	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	0.00	--	--	06/12/23	6,866,374.00	640,295.93	(347.15)	1,449,011.42	151,136.21	0.00
19	1	704,208.06	330,151.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,371,289.12	424,484.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	1,098,649.00	518,282.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	975,326.69	471,117.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	949,190.26	557,482.35	01/01/23	06/30/23	--	0.00	0.00	40,165.00	40,165.00	0.00	0.00
33	1	726,214.00	545,158.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,539,245.69	850,089.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	238.24	0.00
35	1	705,483.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	464,430.03	288,028.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,870,970.26	1,616,627.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	892,853.03	688,669.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,246,375.01	1,027,840.86	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	486,823.61	269,876.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	525,000.00	262,500.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	797,478.51	861,769.29	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	578,486.19	456,739.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	570,295.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	347,544.53	151,152.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	646,276.12	574,784.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	671,885.24	609,292.14	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	373,425.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	339,134.67	166,401.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	422,034.33	223,282.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	319,999.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent		Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	1	331,529.00	179,507.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	350,282.65	259,260.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	258,797.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	317,000.04	145,937.67	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		71,360,015.71	43,497,106.59				45,901,211.35	1,659,113.92	206,846.08	3,711,843.43	1,242,723.25	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	2	27,095,906.35	2	66,370,040.79	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.153025%	4.126137%	18
10/17/23	0	0.00	0	0.00	6	89,625,767.71	2	66,399,902.15	1	9,725,865.56	0	0.00	0	0.00	0	0.00	4.153265%	4.125905%	19
09/15/23	0	0.00	0	0.00	6	89,680,142.13	2	66,431,682.27	1	9,748,459.86	0	0.00	0	0.00	0	0.00	4.153525%	4.126164%	20
08/17/23	0	0.00	0	0.00	6	89,731,103.39	2	66,461,321.50	1	9,769,781.89	0	0.00	0	0.00	0	0.00	4.153769%	4.126407%	21
07/17/23	0	0.00	0	0.00	6	89,781,877.36	2	66,490,853.92	1	9,791,023.44	0	0.00	0	0.00	0	0.00	4.154011%	4.126649%	22
06/16/23	0	0.00	0	0.00	6	89,835,696.52	2	66,522,316.82	1	9,813,379.70	0	0.00	0	0.00	0	0.00	4.154266%	4.126903%	23
05/17/23	0	0.00	0	0.00	6	89,886,086.13	2	66,551,629.44	1	9,834,456.69	0	0.00	0	0.00	1	7,066,908.01	4.154505%	4.127141%	24
04/17/23	0	0.00	0	0.00	6	89,939,534.64	2	66,582,880.37	1	9,856,654.27	0	0.00	0	0.00	0	0.00	4.155071%	4.127427%	25
03/17/23	0	0.00	0	0.00	6	89,989,542.65	2	66,611,974.74	1	9,877,567.91	0	0.00	0	0.00	0	0.00	4.155305%	4.127659%	26
02/17/23	0	0.00	0	0.00	6	90,049,138.15	2	66,647,118.50	1	9,902,019.65	0	0.00	0	0.00	0	0.00	4.155579%	4.127932%	27
01/18/23	0	0.00	0	0.00	6	90,098,743.44	2	66,675,981.38	1	9,922,762.06	0	0.00	0	0.00	0	0.00	4.155809%	4.128161%	28
12/16/22	0	0.00	0	0.00	6	90,148,166.42	2	66,704,740.25	1	9,943,426.17	0	0.00	0	0.00	0	0.00	4.156037%	4.128389%	29
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10096311	10/01/23	0	B	54,597.80	54,597.80	1,015,252.93	29,375,000.00	07/16/20	2
1A	10096412	10/01/23	0	B	54,597.80	54,597.80	0.00	29,375,000.00	07/16/20	2
1B	10096413	10/01/23	0	B	0.00	0.00	0.00	1,875,000.00	07/16/20	2
1C	10096414	10/01/23	0	B	0.00	0.00	0.00	1,875,000.00	07/16/20	2
12	10096322	08/01/20	38	3	57,832.63	2,113,471.41	0.00	18,340,349.16	10/22/20	13		03/31/22
18	10096328	10/01/20	36	3	(347.15)	1,449,011.42	458,405.46	10,471,997.86	10/13/20	7			05/12/21
32	10096342	10/01/23	0	A	40,165.00	40,165.00	0.00	7,199,847.57
Totals					206,846.08	3,711,843.43	1,473,658.39	98,512,194.59
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		115,788,893	115,788,893	0		0
13 - 24 Months		582,975,260	506,879,354	0		76,095,906
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		23,244,841	23,244,841	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	722,008,994	694,913,088	0	0	17,370,041	9,725,866
Oct-23	723,048,111	633,422,343	0	0	79,899,902	9,725,866
Sep-23	724,165,515	634,485,373	0	0	79,931,682	9,748,460
Aug-23	725,217,967	635,486,864	0	0	79,961,322	9,769,782
Jul-23	726,266,482	636,484,604	0	0	79,990,854	9,791,023
Jun-23	727,372,228	637,536,531	0	0	80,022,317	9,813,380
May-23	728,412,679	638,526,592	0	0	80,051,629	9,834,457
Apr-23	736,589,477	646,649,943	0	0	80,082,880	9,856,654
Mar-23	737,632,981	647,643,438	0	0	80,111,975	9,877,568
Feb-23	738,860,106	648,810,968	0	0	80,147,119	9,902,020
Jan-23	739,895,111	649,796,368	0	0	80,175,981	9,922,762
Dec-22	740,926,246	650,778,079	0	0	80,204,740	9,943,426
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	10096412	29,375,000.00	29,375,000.00	68,000,000.00	07/26/22	13,165,354.00	2.62962	12/31/14	03/01/25	I/O
1B	10096413	1,875,000.00	1,875,000.00	68,000,000.00	07/26/22	13,165,354.00	2.62962	12/31/14	03/01/25	I/O
1C	10096414	1,875,000.00	1,875,000.00	68,000,000.00	07/26/22	13,165,354.00	2.62962	12/31/14	03/01/25	I/O
1	10096311	29,375,000.00	29,375,000.00	68,000,000.00	07/26/22	13,165,354.00	2.62962	12/31/14	03/01/25	I/O
12	10096322	17,370,040.79	18,340,349.16	10,100,000.00	03/01/23	316,847.72	0.57000	06/30/23	02/01/25	254
18	10096328	9,725,865.56	10,471,997.86	5,900,000.00	03/01/23	1,584,708.39	1.93638	10/31/14	01/01/25	253
Totals		89,595,906.35	91,312,347.02	288,000,000.00		54,562,972.11

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10096311	RT	CA	07/16/20	2
"	11/13/2023

11.01.2023:- Loan transferred to special servicing in July 2020 due to payment default, after property was forced to close March-May 2020 due to COVID-19. Property reopened August 2020 and tenant collections continue to improve. NOD issued August 2020 and non-judicial foreclosure filed June 2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on ear appointing JLL. Updated BOVs received. Additional operating funds to be posted to scheduled interest payments, as available. The property is currently 83% occupied. Phase I and II reports completed, with the latter peer reviewed. Annual inspection completed and no major issues found. General terms for a loan modification and assumption have been agreed upon. Documentation to memorialize the transaction has been drafted and comments exchanged with the potential assignee. Prospective assignee completed their due diligence and affirmed intent to close. Documents are now being finalized. The next status hearing in the foreclosure case is scheduled in January 2024.
"

1A	10096412	Various	Various	07/16/20	2
"	11/13/2023

11.01.2023:- Loan transferred to special servicing in July 2020 due to payment default, after property was forced to close March-May 2020 due to COVID-19. Property reopened August 2020 and tenant collections continue to improve. NOD issued August 2020 and non-judicial foreclosure filed June 2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on ear appointing JLL. Updated BOVs received. Additional operating funds to be posted to scheduled interest payments, as available. The property is currently 83% occupied. Phase I and II reports completed, with the latter peer reviewed. Annual inspection completed and no major issues found. General terms for a loan modification and assumption have been agreed upon. Documentation to memorialize the transaction has been drafted and comments exchanged with the potential assignee. Prospective assignee completed their due diligence and affirmed intent to close. Documents are now being finalized. The next status hearing in the foreclosure case is scheduled in January 2024.
"

1B	10096413	Various	Various	07/16/20	2
"	11/13/2023

11.01.2023:- Loan transferred to special servicing in July 2020 due to payment default, after property was forced to close March-May 2020 due to COVID-19. Property reopened August 2020 and tenant collections continue to improve. NOD issued August 2020 and non-judicial foreclosure filed June 2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on ear appointing JLL. Updated BOVs received. Additional operating funds to be posted to scheduled interest payments, as available. The property is currently 83% occupied. Phase I and II reports completed, with the latter peer reviewed. Annual inspection completed and no major issues found. General terms for a loan modification and assumption have been agreed upon. Documentation to memorialize the transaction has been drafted and comments exchanged with the potential assignee. Prospective assignee completed their due diligence and affirmed intent to close. Documents are now being finalized. The next status hearing in the foreclosure case is scheduled in January 2024.
"

1C	10096414	Various	Various	07/16/20	2
"	11/13/2023

11.01.2023:- Loan transferred to special servicing in July 2020 due to payment default, after property was forced to close March-May 2020 due to COVID-19. Property reopened August 2020 and tenant collections continue to improve. NOD issued August 2020 and non-judicial foreclosure filed June 2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on ear appointing JLL. Updated BOVs received. Additional operating funds to be posted to scheduled interest payments, as available. The property is currently 83% occupied. Phase I and II reports completed, with the latter peer reviewed. Annual inspection completed and no major issues found. General terms for a loan modification and assumption have been agreed upon. Documentation to memorialize the transaction has been drafted and comments exchanged with the potential assignee. Prospective assignee completed their due diligence and affirmed intent to close. Documents are now being finalized. The next status hearing in the foreclosure case is scheduled in January 2024.
"

12	10096322	RT	NY	10/22/20	13
"	11/13/2023

11.01.2023 - Loan was transferred to Special Servicing in October 2020 due to payment default. Property previously suffered loss of Toys R Us, and operations were further disrupted by COVID-19 pandemic, and death of the loan guarantor. Borrower executed a pre-negotiation agreement and remained engaged in negotiations to reinstate and modify the loan, while simultaneously seeking to lease-up the property and improve cash flows. With efforts to improve leasing at the property unsuccessful, legal enforcement is being pursued, in parallel with the foreclosure action initiated on 04/01/2022. A petition to appoint a receiver was filed on 06.02.2022 and the receiver (Orazio Crisalli, Syracuse Realty) is in place at the property. A motion for summary judgment was filed and with no response filed by the Borrower the Court granted the motion as unopposed. The Court granted summary judgment as to liability and referred the damages computation to a court-appointed Referee. The calculation of all dam ages is currently in process. Once the calculation of damages is confirmed by the Referee we will move for the entry of final judgment of foreclosure and sale. Once entered the judgement will allow us to sell the property at public auction to satisfy the amounts due and owing. The receiver's current focus is on securing current tenants, while also seeking to expand property occupancy, which remains at 72%.

Foreclosure sale is expected at end of 2023 / early 2024.
"

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	10096328	LO	WV	10/13/20	7
"	11/13/2023

11.01.2023 - Hotel is REO as of May 2021; GF Hotels is engaged as the property manager. Operations were disrupted significantly due to COVID 19. Performance has improved since foreclosure was completed and continued

to do so through Q3 2022 as classes and sporting events resumed at the university. Strong demand was seen leading up to the 2022 home football games, though actual performance fell below forecast and historical figures in large part due to a number of rooms falling out of inventory. Following end of the football season, December 2022 YE reporting showed occupancy of 52.33% (vs. budget of 58.65%) and ADRs of $103.39 (vs. budget of $94.85). For the year, total revenues fell slightly short of forecast ($1.9m vs. $2.05m). YTD as of August 2023, the property has maintained a steady occupancy level, at 73.04%, with ADR holding at $100.41 and total revenues of $1.72m (vs. budget of $1.42m). YTD NOI of $133.7k reflects operational improvement vs. a loss of $163.3kthrough the same per iod in 2022.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
5	10096315	1 0.00	4.20000%	0.00	4.20000%	8	02/18/22	02/18/22	07/11/22
5	10096315	1 0.00	4.20000%	0.00	4.20000%	8	07/11/22	02/18/22	02/18/22
36	10096346	1 0.00	4.20000%	0.00	4.20000%	8	03/01/20	02/26/21	08/17/22
36	10096346	1 0.00	4.20000%	0.00	4.20000%	8	08/17/22	02/26/21	03/01/20
37	10096347	1 0.00	3.47000%	0.00	3.47000%	8	06/22/20	06/22/20	06/22/20
40	10096350	1 0.00	4.30800%	0.00	4.30800%	8	10/26/20	08/04/20	08/04/20
40	10096350	1 0.00	4.30800%	0.00	4.30800%	8	08/04/20	08/04/20	10/26/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	10096337 09/16/22	8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	103,104.66	733,553.47	8.15%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	103,104.66	733,553.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	10096337	07/17/23	0.00	0.00	733,553.47	0.00	0.00	334.49	0.00	0.00	731,361.38
		05/17/23	0.00	0.00	733,218.98	0.00	0.00	29,675.92	0.00	0.00
		03/17/23	0.00	0.00	703,543.06	0.00	85.33	(8,447.48)	0.00	0.00
		11/18/22	0.00	0.00	711,905.21	0.00	2,106.76	(126,859.68)	0.00	0.00
		09/16/22	0.00	0.00	836,658.13	0.00	0.00	836,658.13	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	733,553.47	0.00	2,192.09	731,361.38	0.00	0.00	731,361.38

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	6,323.78	0.00	0.00	(636,453.32)	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	6,323.78	0.00	0.00	(636,453.32)	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	403.65	0.00	0.00	(85,255.39)	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	403.65	0.00	0.00	(85,255.39)	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,745.81	0.00	0.00	34,037.66	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,093.76	0.00	0.00	0.00	0.00	36,850.22	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,294.43	0.00	0.00	(1,409,379.76)	0.00	36,850.22	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,353,235.11)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32